Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 27, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Apr. 22, 2022
Accounting Policies [Abstract]
Cash		$ 354,737			$ 354,737	$ 196,000	$ 196,000
Cash equivalents		0			0	0	0
Stock based compensation expense					0	0
Unrecognized tax benefits		0			0	0	0
Accrued interest and penalties		0			0	0	$ 0
Common stock are subject to forfeiture							375,000
Federal Depository Insurance coverage		250,000			250,000	250,000	$ 250,000
Deferred offering costs	$ 6,764,402					$ 99,600	$ 99,600	$ 6,764,402
Number of shares granted					16,666
Fair value of shares granted					$ 123,900
Fair value of shares granted per share					$ 7.38
Effective tax rate		29.49%	0.00%	0.00%	35.90%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		21.00%	21.00%	21.00%	21.00%
Antidilutive shares					11,843,500
Proceeds from IPO and Private Placement	$ 115,000,000